Derivatives (Tables) - Benson Hill, Inc	6 Months Ended
Jun. 30, 2021
Schedule of derivative contracts

The Company’s derivative contracts as of June 30, 2021 were as follows:

	Asset Derivative	Liability Derivative
Soybeans	$—	$483
Effect of daily cash settlement	—	(483)
Net derivatives as classified in the balance sheet	$—	$—

Schedule of amounts of pre-tax gains and losses related to the Company's derivatives

The tables below show the amounts of pre-tax gains and losses related to the Company’s derivatives

	Three Months Ended June 30, 2021
	(Loss) gain	Unrealized gain	Total (loss) gain
	realized on	(loss) on	recognized in
	derivatives	derivatives	income
Soybeans	$(523)	$260	$(263)
Oil	628	(312)	316
Total	$105	$(52)	$53

	Six Months Ended June 30, 2021
	(Loss) gain	Unrealized	Total (loss) gain
	realized on	(loss) gain on	recognized in
	derivatives	derivatives	income
Soybeans	$(885)	$(483)	$(1,368)
Oil	856	—	856
Total	$(29)	$(483)	$(512)